Accounting principles - Goodwill and intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Minimum | Trademarks, Tradenames & Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Minimum | Capitalized development expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Maximum | Trademarks, Tradenames & Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Maximum | Capitalized development expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years